DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Organization

RumbleOn, Inc. (the "Company") was incorporated in October 2013 under the laws of the State of Nevada, as Smart Server, Inc. ("Smart Server"). On February 13, 2017, the Company changed its name from Smart Server, Inc. to RumbleOn, Inc.

Description of Business

In July 2016, Berrard Holdings Limited Partnership ("Berrard Holdings") acquired 99.5% of the common stock of the Company from the principal stockholder. Shortly after the Berrard Holdings common stock purchase, the Company began exploring the development of a capital light e-commerce platform facilitating the ability of both consumers and dealers to Buy-Sell-Trade-Finance pre-owned vehicles in one online location and in April 2017, the Company launched its platform. The Company's goal is to transform the way pre-owned vehicles are bought and sold by providing users with the most efficient, timely and transparent transaction experience. While the Company's initial customer facing emphasis through most of 2018 was on motorcycles and other powersports, the Company continues to enhance its platform to accommodate nearly any VIN-specific vehicle including motorcycles, ATVs, boats, RVs, cars and trucks, and via its acquisition of Wholesale, Inc. in October 2018, the Company is making a concerted effort to grow its cars and light truck categories.

On October 26, 2018, the Company entered into an Agreement and Plan of Merger (as amended, the "Merger Agreement") with the Company's newly-formed acquisition subsidiary RMBL Tennessee, LLC, a Delaware limited liability company ("Merger Sub"), Wholesale Holdings, Inc., a Tennessee corporation ("Holdings"), Wholesale, LLC, a Tennessee limited liability company ("Wholesale"), Steven Brewster and Janelle Brewster (each a "Stockholder," and together the "Stockholders"), Steven Brewster, a Tennessee resident, as the representative of each Stockholder (the "Representative"), and Marshall Chesrown and Steven R. Berrard, providing for the merger of Holdings with and into Merger Sub, with Merger Sub surviving the merger as a wholly-owned subsidiary of the Company (the "Wholesale Transaction").  On October 29, 2018, the Company entered into an Amendment to the Merger Agreement making a technical correction to the definition of "Parent Consideration Shares" contained in the Merger Agreement.

Also, on October 26, 2018, the Company entered into a Membership Interest Purchase Agreement (the "Purchase Agreement"), by and among the Company, Steven Brewster and Justin Becker (together the "Express Sellers"), and Steven Brewster as representative of the Express Sellers, pursuant to which the Company acquired all of the membership interests (the "Express Transaction," and together with the Wholesale Transaction, the "Transactions") in Wholesale Express, LLC, a Tennessee limited liability company ("Wholesale Express"). The Transactions were both completed on October 30, 2018 (the "Acquisition Date"). As consideration for the Wholesale Transaction, the Company (i) paid cash consideration of $12,353,941, subject to certain customary post-closing adjustments, and (ii) issued to the Stockholders 1,317,329 shares (the "Stock Consideration") of the Company's Series B Non-Voting Convertible Preferred Stock, par value $0.001 (the "Series B Preferred"). As consideration for the Express Transaction, the Company paid cash consideration of $4,000,000, subject to certain customary post-closing adjustments. Wholesale Inc. is one of the largest independent distributors of pre-owned vehicles in the United States and Wholesale Express, LLC is a related logistics company.

On February 3, 2019, the Company completed the acquisition (the "Autosport Acquisition") of all of the equity interests of Autosport USA, Inc. ("Autosport"), an independent pre-owned vehicle distributor, pursuant to a Stock Purchase Agreement, dated February 1, 2019 (the "Stock Purchase Agreement"), by and among RMBL Express, LLC (the "Buyer"), a wholly owned subsidiary of Company, Scott Bennie (the "Seller") and Autosport. Aggregate consideration for the Autosport Acquisition consisted of (i) a closing cash payment of $600,000, plus (ii) a fifteen-month $500,000 promissory note (the "Promissory Note") in favor of the Seller, plus (iii) a three-year $1,536,000 convertible promissory note (the "Convertible Note") in favor of the Seller, plus (iv) contingent earn-out payments payable in the form of cash and/or the Company's Class B Common Stock (the "Earn-Out Shares") for up to an additional $787,500 if Autosport achieves certain performance thresholds. In connection with the Autosport Acquisition, the Buyer also paid outstanding debt of Autosport of $235,000 and assumed additional debt of $257,933 pursuant to a promissory note payable to Seller (the "Second Convertible Note").

Serving both consumers and dealers, through its online marketplace platform, the Company makes cash offers for the purchase of pre-owned vehicles. In addition, the Company offers a large inventory of pre-owned vehicles for sale along with third-party financing and associated products. The Company's operations are designed to be scalable by working through an infrastructure and capital light model that is achievable by virtue of a synergistic relationship with its regional partners, which are primarily auctions. The Company utilizes regional partners in the acquisition of pre-owned vehicles to provide inspection, reconditioning and distribution services. These regional partners earn incremental revenue and enhance profitability through fees from inspection, reconditioning and distribution programs.

Our business model is driven by our proprietary technology platform. Our initial platform was acquired in February 2017, through our acquisition of substantially all of the assets of NextGen Dealer Solutions, LLC ("NextGen"). Since that time, we have expanded the functionality of that platform through a significant number of high-quality technology development projects and initiatives. Included in these new technology development projects and initiatives were modules or significant upgrades to the existing platforms for: (i) Retail online auction; (ii) native IOS and Android apps; (iii) new architecture on website design and functionality; (iv) RumbleOn Marketplace; (v) redesigned cash offer tool; (vi) deal-jacket tracking tool; (vii) inventory tracking tool; (viii) CRM and multiple third-party integrations; (ix) new analytics and machine learning initiatives; and (x) IT monitoring infrastructure.

The COVID-19 situation has created an unprecedented and challenging time. The Company’s current focus is on positioning the Company for a strong recovery when this crisis is over. The Company has taken steps to reduce its inventory and align its operating expenses to the state of the business. The Company plans to continue to operate as permitted to support its customers’ needs for reliable vehicles and to provide as many jobs as possible for its associates. Effective April 9, 2020, 169 associates were temporarily laid-off, however the Company’s receipt of PPP funds, as discussed in Note 19 - Subsequent Events will allow the Company to gradually recall these associates over time. All ongoing employment determinations are subject to change due to the COVID-19 situation, future government mandates, as well as future business conditions. The Company will continue to monitor the COVID-19 situation and look for ways to preserve cash and reduce its operating expenses as the Company is able. However, the Company expects that the consequences of the COVID-19 outbreak will likely have a significant negative impact on its business, revenue, results of operations, financial condition, and liquidity.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). All of the Company’s subsidiaries are wholly owned. The consolidated financial statements include the accounts of RumbleOn Inc. and its wholly owned subsidiaries (the Company). All intercompany accounts and material intercompany transactions have been eliminated.

Liquidity

We have incurred losses and negative cash flow from operations since inception through December 31, 2019 and expect to incur additional losses and negative cash flow in the future. As we continue to expand our business, build our brand name and awareness, and continue technology and software development efforts, we may need access to additional capital. Historically, we have raised additional capital to fund our expansion through equity issuances or debt instruments; refer to Note 8 — Notes Payable and Lines of Credit and Note 9 — Stockholders Equity. Also, we have historically funded vehicle inventory purchases through our Line of Credit-Floor Plans.  As of May 28, 2020, we had approximately $15,000,000 available under our NextGear Credit Line that we may draw against through December 31, 2020 to fund future vehicle inventory purchases, as described further in Note 8 — Notes Payable and Lines of Credit.

Due to the impact of COVID-19 on the economy, we have a strong focus on preserving liquidity. Our primary liquidity sources are available cash and cash equivalents, amounts available under the NextGear Credit Line, proceeds from the Paycheck Protection Program loan, monetization of our retail loan portfolio and through rationalizing costs and expenses, including temporarily laying off 169 employees. Although we have experienced a decrease in revenue as a result of the impact of the COVID-19 pandemic, as of May 28, 2020, the Company has $9,000,000 of unrestricted cash and has approximately $15,000,000 of remaining availability under the NextGear Credit.

The Company’s consolidated financial statements have been prepared assuming that will continue as a going concern, which assumes the continuity of operations, the realization of assets and the satisfaction of liabilities as they come due in the normal course of business. Although the Company believes that we will be able to generate sufficient liquidity from the measures described above, our current circumstances including uncertainties due to Covid-19 pandemic raise substantial doubt about our ability to operate as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Certain accounting estimates involve significant judgments, assumptions and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities and the reported amounts of revenue and expenses during the reporting period, which management considers to be critical accounting estimates. The judgments, assumptions and estimates used by management are based on historical experience, management's experience and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates. In particular, the novel COVID-19 pandemic and the resulting adverse impacts to global economic conditions, as well as our operations, may impact future estimates including, but not limited to inventory valuations, fair value measurements, asset impairment charges and discount rate assumptions.

Earnings (Loss) Per Share

The Company follows the FASB Accounting Standards Codification ("ASC") Topic 260-Earnings per share. Basic earnings per common share ("EPS") calculations are determined by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings (loss) per common share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation. Common share and dilutive common share equivalents include: (i) Class A common: (ii) Class B common; (iii) Class B participating preferred shares; (iv) restrictive stock units; (v) stock options; (vi) warrants to acquire Class B common stock; and (vii) shares issued in connection with convertible debt.

Revenue Recognition

Revenue for our powersports and automotive segments is derived from our online marketplace and auctions and primarily includes the sale of pre-owned vehicles to consumer and dealers

Revenue from our vehicle logistics and transportation service segment is derived by providing automotive transportation services between dealerships and auctions throughout the United States.

We adopted ASC 606, Revenue from Contracts with Customers on January 1, 2018 using the modified retrospective method. ASC 606 prescribes a five-step model that includes: (1) identify the contract; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) performance obligations are satisfied. Based on the manner in which we historically recognized revenue, the adoption of ASC 606 did not have a material impact on the amount or timing of our revenue recognition, and we recognized no cumulative effect adjustment upon adoption.

For vehicles sold at wholesale to dealers we satisfy our performance obligation when the wholesale purchaser obtains control of the underlying vehicle, which is upon delivery when the transfer of title, risks and rewards of ownership and control pass to the dealer. We recognize revenue at the amount we expect to receive for the used vehicle, which is the fixed price determined at the auction. The purchase price of the wholesale vehicle is typically due and collected within 30 days of delivery of the wholesale vehicle.

For vehicles sold to consumers the purchase price is set forth in the customer contracts at a stand-alone selling price which is agreed upon prior to delivery. We satisfy our performance obligation for used vehicle sales upon delivery when the transfer of title, risks and rewards of ownership and control pass to the customer. We recognize revenue at the agreed upon purchase price stated in the contract, including any delivery charges, less an estimate for returns. Our return policy allows customers to initiate a return during the first three days after delivery. Estimates for returns are based on an analysis of historical experience, trends and sales data. Changes in these estimates are reflected as an adjustment to revenue in the period identified. The amount of consideration received for used vehicle sales to consumers includes noncash consideration representing the value of trade-in vehicles, if applicable, as stated in the contract. Prior to the delivery of the vehicle, the payment is received, or financing has been arranged. Payments from customers that finance their purchases with third parties are typically due and collected within 30 days of delivery of the used vehicle. In future periods additional provisions may be necessary due to a variety of factors, including changing customer return patterns due to the maturation of the online vehicle buying market, macro- and micro-economic factors that could influence customer return behavior and future pricing environments. If these factors result in adjustments to sales returns, they could significantly impact our future operating results. Revenue exclude any sales taxes, title and registration fees, and other government fees that are collected from customers.

Vehicle logistics and transportation services revenue is generated primarily by entering into freight brokerage agreements with dealers, distributors, or private party individuals to transport vehicles from a point of origin to a designated destination. The transaction price is based on the consideration specified in the customer's contract. A performance obligation is created when the customer under a transportation contract submits a bill of lading for the transport of goods from origin to destination. These performance obligations are satisfied as the shipments move from origin to destination. The freight brokerage agreements are fulfilled by independent third-party transporters. While the Company is primarily responsible for fulfilling to customers, these transporters are obligated to meet our performance obligations and standards. Performance obligations are short-term, with transit days less than one week. Generally, customers are billed either upon shipment of the vehicle or on a monthly basis, and remit payment according to approved payment terms, generally not to exceed 30 days. Revenue is recognized as risks and rewards of transportation of the vehicle are transferred to the owner during delivery. Wholesale Express is considered the principal in the delivery transactions since it is primarily responsible for fulfilling the service. As a result, revenue is recorded gross.

Purchase Accounting for Business Combinations

The Company accounts for acquisitions by allocating the fair value of the consideration transferred to the fair value of the assets acquired and liabilities assumed on the date of the acquisition and any remaining difference is recorded as goodwill. Adjustments may be made to the preliminary purchase price allocation when facts and circumstances that existed on the date of the acquisition surface during the allocation period subsequent to the preliminary purchase price allocation, not to exceed one year from the date of acquisition. Contingent consideration is recorded at fair value based on the facts and circumstances on the date of the acquisition and any subsequent changes in the fair value are recorded through earnings each reporting period. During the year ended December 31, 2019, the Company finalized the preliminary purchase price allocation recorded at the acquisition date for Wholesale Express and made a measurement period adjustment to the preliminary purchase price allocation which resulted in a decrease in goodwill of $334,861. The Company made this measurement period adjustment to reflect facts and circumstances related to accounts receivable and accounts payable that existed as of the acquisition date and did not result from intervening events subsequent to such date.

Goodwill

Goodwill represents the excess purchase price over the fair value of net assets acquired which is not allocable to separately identifiable intangible assets. Other identifiable intangible assets, such as domain names, are separately recognized if the intangible asset is obtained through contractual or other legal right or if the intangible asset can be sold, transferred, licensed or exchanged.

Goodwill is not amortized but tested for impairment at the reporting unit level annually on December 31 and upon the occurrence of an indicator of impairment. We have the option to qualitatively or quantitatively assess goodwill for impairment and we evaluated our goodwill using a quantitative assessment process. Our operations are organized by management into operating segments by line of business. We have determined that we have three reportable segments as defined in generally accepted accounting principles for segment reporting: (1) powersports, (2) automotive and (3) vehicle logistics and transportation. Our powersports and automotive segments consist of the distribution of pre-owned vehicles. The powersports segment consists of the distribution principally of motorcycles, while the automotive segment distributes cars and trucks. Our vehicle logistics and transportation service segment provides nationwide automotive transportation services between dealerships and auctions. Each of these segments are considered separate reporting units for purposes of goodwill testing. Our vehicle logistics and transportation service reportable segment has been determined to represent one operating segment and reporting unit.

During 2019, for the three reporting units we performed quantitative impairment testing of the fair value of our reporting units using an income and market valuation approach. The income valuation approach estimates our enterprise value using a net present value model, which discounts projected free cash flows of our business using the weighted average cost of capital as the discount rate. The market valuation approach estimates our enterprise value by applying a cash earnings multiple and selecting a multiple that is reasonable compared to recent market transactions completed in the industry. As part of that assessment, we also reconcile the estimated aggregate fair values of our reporting units to our market capitalization. We believe this reconciliation process is consistent with a market participant perspective. This consideration would also include a control premium that represents the estimated amount an investor would pay for our equity securities to obtain a controlling interest, and other significant assumptions including revenue and profitability growth, profit margins, residual values and the cost of capital. For the year ended December 31, 2019, we recognized an impairment loss on goodwill of $1,850,000, which is recorded in selling, general and administrative expenses in the Consolidated Statement of Operations. No impairment charges related to intangible assets were recognized in 2018.

Leases

Effective January 1, 2019, the Company adopted ASC 842, Leases. In accordance with ASC 842, the Company first determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception. This standard requires the recognition of right-of-use ("ROU") assets and lease liabilities for the Company's operating leases. For contracts with lease and non-lease components, the Company has elected not to allocate the contract consideration, and to account for the lease and non-lease components as a single lease component. The Company has also elected not to recognize a lease liability or ROU asset for leases with a term of 12 months or less and recognize lease payments for those short-term leases on a straight-line basis over the lease term in the Consolidated Statements of Operations. Operating leases are included in Right-of-use assets, Accounts payable and accrued liabilities and Operating lease liabilities, long-term portion in the Consolidated Balance Sheets.

ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments under the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The implicit rate within the Company's leases is generally not determinable and therefore the incremental borrowing rate at the lease commencement date is utilized to determine the present value of lease payments. The determination of the incremental borrowing rate requires judgment. Management determines the incremental borrowing rate for each lease using the Company's estimated borrowing rate, adjusted for various factors including level of collateralization, term and currency to align with the terms of the lease. The ROU asset also includes any lease prepayments, offset by lease incentives. Certain of the Company's leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when the Company is reasonably certain that the option will be exercised. An option to terminate is considered unless the Company is reasonably certain the option will not be exercised.

Other Assets

Included in "Other assets" on the Company's Consolidated Balance Sheets are amounts related to acquired internet domain names which are considered to be an indefinite lived intangible assets. Indefinite lived intangible assets are tested for impairment, at a minimum, on an annual basis using an income approach or sooner whenever events or changes in circumstances indicate that an asset may be impaired. There was no impairment of indefinite lived assets as of December 31, 2019 and 2018.

Long-Lived Assets

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used are measured by a comparison of the carrying amount of an asset to the future net cash flows expected to be generated by the asset. If such assets or asset groups are considered to be impaired, the impairment to be recognized will be measured by the amount by which the carrying amount of the assets or asset groups exceeds the related fair values. The Company also performs a periodic assessment of the useful lives assigned to the long-lived assets. The Company recorded no impairment charges on property and equipment during the years ended December 31, 2019 and 2018. See Note 5 — Property and Equipment, Net for additional information on property and equipment.

Technology Development Costs

Technology development costs are accounted for pursuant to ASC 350, Intangibles — Goodwill and Other. Technology development costs include internally developed software and website applications that are used by the Company for its own internal use and to provide services to its customers, which include consumers, dealer partners and ancillary service providers. Under the terms of these customer arrangements the Company retains the revenue generating technology and hosts the applications on its servers and mobile applications. The customer does not have a contractual right to take possession of the software during the term of the arrangement and are not permitted to run the software itself or contract with another party unrelated to the entity to host the software. Technology development costs consist principally of (i) development activities including payroll and related expenses billed by a third-party contractor involved in application, content, production, maintenance, operation, and platform development for new and existing products and services, (ii) technology infrastructure expenses, and (iii) costs of Company employees devoted to the development and maintenance of software products. Technology and content costs for design, maintenance and post-implementation stages of internal-use software and general website development are expensed as incurred. For costs incurred to develop new website functionality as well as new software products and significant upgrades to existing internally used platforms or modules, capitalization begins during the application development stage and ends when the software is available for general use. Capitalized technology development is amortized on a straight-line basis over periods ranging from 3 to 7 years. The Company will perform periodic assessment of the useful lives assigned to capitalized software applications. Additionally, the Company from time-to-time may abandon additional development activities relating to specific software projects or applications and charge accumulated costs to technology development expense in the period such determination is made.

Vehicle Inventory

Vehicle inventory is accounted for pursuant to ASC 330, Inventory and consists of the cost to acquire and recondition a pre-owned vehicle. Reconditioning costs are billed by third-party providers and includes parts, labor, and other repair expenses directly attributable to a specific vehicle. Pre-owned inventory is stated at the lower of cost or net realizable value. Pre-owned vehicle inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent market resources. Each reporting period, the Company recognizes any necessary adjustments to reflect pre-owned vehicle inventory at the lower of cost or net realizable value through cost of revenue in the accompanying Consolidated Statements of Operations.

Accounts Receivable, Net

Accounts receivable, net of an allowance for doubtful accounts, includes certain amounts due from customers. The Company estimates the allowance for doubtful accounts for accounts receivable by considering a number of factors, including overall credit quality, age of outstanding balances, historical write-off experience and specific account analysis that projects the ultimate collectability of the outstanding balances. Ultimately, actual results could differ from these assumptions. The allowance for doubtful accounts was approximately $1,034,919 and $176,190 as of December 31, 2019 and 2018, respectively.

Cash and Cash Equivalents

The Company considers all cash accounts and all highly liquid short-term investments purchased with an original maturity of three months or less to be cash or cash equivalents. As of December 31, 2019, and 2018, the Company did not have any investments with maturities greater than three months. At times, the Company has cash balances in domestic bank accounts that exceed Federal Deposit Insurance Corporation insured limits. The Company has not experienced any losses related to these cash concentrations.

Restricted Cash

In connection with the execution of the Inventory Financing and Security Agreement (the "Credit Facility") by and among the Company's subsidiary, RMBL Missouri, LLC ("RMBL MO"), Ally Bank ("Ally") and Ally Financial, Inc., dated February 16, 2018 the parties entered into a Credit Balance Agreement, and so long as the Company owes any debt to Ally or until the bank otherwise consents, the Company agrees to maintain a Credit Balance at Ally of 1) at least 10.0% of the amount of the Company's approved and available credit line under the Credit Facility and 2) no greater than 25.0% of the total principal amount owed to Ally for inventory financed under the Credit Facility.

In connection with the inventory financing contract (the "NextGear Facility"), entered into by the Company, its wholly owned subsidiary RMBL Tennessee, Inc, Wholesale, Inc. and NextGear Capital, Inc. ("NextGear"), dated October 30, 2018, Wholesale, Inc and NextGear entered into a Reserve Agreement requiring Wholesale, Inc to pay to NextGear $5,500,000 (the "Reserve") to be collateral and security for Wholesale Inc.'s liability under the NextGear Facility as well as any amounts owed by Wholesale, Inc. to NextGear and its Affiliates, and each of their respective directors, officers, principals, trustees, partners, shareholders or other holders of any ownership interest, as the case may be, employees, representatives, attorneys and agents.  NextGear is not required to pay Wholesale Inc. interest on the Reserve balance.  Upon the satisfaction of all obligations and the termination by NextGear of the NextGear Facility, NextGear will return to Wholesale, Inc., upon its written request to NextGear no earlier than ten (10 business days from the date the obligations were indefeasibly paid and satisfied in full and the NextGear Facility and terminated by Lender.

Property and Equipment, Net

Property and equipment is stated at cost less accumulated depreciation and amortization and consists of capitalized technology development costs, furniture and equipment. Depreciation and amortization is recorded on a straight-line basis over the estimated useful life of the assets. Costs of significant additions, renewals and betterments, are capitalized and depreciated. Maintenance and repairs are charged to expense when incurred.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2019 and December 31, 2018. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, prepaid expenses and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

ASC Topic 820-10-30-2-Fair Value Measurement establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are from sources independent of the Company, whereas unobservable inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability developed on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: The preferred inputs to valuation efforts are "quoted prices in active markets for identical assets or liabilities," with the caveat that the reporting entity must have access to that market. Information at this level is based on direct observations of transactions involving the same assets and liabilities, not assumptions, and thus offers superior reliability. However, relatively few items, especially physical assets, actually trade in active markets.

Level 2: FASB acknowledged that active markets for identical assets and liabilities are relatively uncommon and, even when they do exist, they may be too thin to provide reliable information. Inputs other than quoted market prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, are Level 2 inputs.

Level 3: If inputs from levels 1 and 2 are not available, FASB acknowledges that fair value measures of many assets and liabilities are less precise. The board describes Level 3 inputs as "unobservable," and limits their use by saying they "shall be used to measure fair value to the extent that observable inputs are not available." This category allows "for situations in which there is little, if any, market activity for the asset or liability at the measurement date". Earlier in the standard, FASB explains that "observable inputs" are gathered from sources other than the reporting company and that they are expected to reflect assumptions made by market participants.

Embedded Conversion Features

The Company evaluates embedded conversion features within convertible debt under ASC 815, Derivatives and Hedging to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20; Debt with Conversion and Other Options. Under the ASC 470-20, an entity must separately account for the liability and equity components of the convertible debt instruments that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer's economic interest cost. The effect of ASC 470-20 on the accounting for our convertible debt instruments is that the equity component is required to be included in the additional paid-in capital section of stockholders' equity on the consolidated balance sheets and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the notes. As a result, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the convertible debt to their face amount over the term of the convertible debt.

From time to time, the Company has issued convertible notes that have conversion prices that create an embedded beneficial conversion feature pursuant to the guidelines established by the ASC Topic 470-20. The Beneficial Conversion Feature ("BCF") of a convertible security is normally characterized as the convertible portion or feature of certain securities that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible security when issued and also records the estimated fair value of any conversion feature issued with those securities. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company calculates the fair value of the conversion feature embedded in any convertible security using either a) the Black Scholes valuation model or b) a discount cash flow analysis tested for sensitivity to key Level 3 inputs using Monte Carlo simulation.

Common Stock Warrants

The Company accounts for common stock warrants in accordance with applicable accounting guidance provided in Accounting Standards Codification (ASC) 815, Derivatives and Hedging – Contracts in Entity's Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. Any warrants that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) provided that such warrants are indexed to the Company's own stock is classified as equity. The Company classifies as assets or liabilities any warrants that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company's control), (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement) or (iii) that contain reset provisions that do not qualify for the scope exception. The Company assesses classification of its common stock warrants at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company's freestanding derivatives financing satisfy the criteria for classification as equity instruments as these warrants do not contain cash settlement features or variable settlement provision that cause them to not be indexed to the Company's own stock. There are 16,530 warrants to purchase common stock outstanding at December 31, 2019 consisting of: (i) 10,913 warrants issued to underwriters in connection with the October 23, 2017 public offering of Class B common stock; (ii) 5,617 warrants issued to Hercules in connection with the 2018 financings.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): Accounting for Certain Financial Instruments with Down Round Features. The amendments of this ASU update the classification analysis of certain equity-linked financial instruments, or embedded features, with down round features, as well as clarify existing disclosure requirements for equity-classified instruments. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock. The guidance in this ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU 2017-11 during 2018. The adoption of this standard did not have a material effect on the Company's Consolidated Financial Statements.

Debt Issuance Costs

Debt issuance costs are accounted for pursuant to FASB ASU 2015-03, "Simplifying the Presentation of Debt Issuance Costs" ("ASU 2015-03"). ASU 2015-03 requires that debt issuance costs be presented as a direct deduction from the carrying amount of the related debt liability, consistent with the presentation of debt discounts.

Cost of Revenue

Cost of vehicle sales includes the cost to acquire vehicles and the reconditioning and transportation costs associated with preparing the vehicles for resale. Vehicle acquisition costs are driven by the mix of vehicles the Company acquires, the source of those vehicles, and supply and demand dynamics in the vehicle market. Reconditioning costs are billed by third-party providers and include parts, labor, and other repair expenses directly attributable to specific vehicles. Transportation costs consist of costs incurred to transport the vehicles from the point of acquisition. Cost of revenue also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include costs and expenses for compensation and benefits, advertising to consumers and dealers, development and operating our product procurement and distribution system, managing our logistics system, transportation cost associated with selling vehicles, establishing our dealer partner arrangements, and other corporate overhead expenses, including expenses associated with technology development, legal, accounting, finance, and business development.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations. Advertising and marketing expenses was $18,228,262 and $11,457,572 for the years ended December 31, 2019 and 2018, respectively.

Stock-Based Compensation

On June 30, 2017 the Company's shareholders approved a Stock Incentive Plan (the "Plan") reserving for issuance under the Plan in the form of restricted stock units ("RSUs"), stock options ("Options"), Performance Unites, and other equity awards (collectively "Awards") for our employees, consultants, directors, independent contractors and certain prospective employees who have committed to become an employee (each an "Eligible Individual") of up to 12.0% of the shares of Class B Common Stock outstanding from time to time. On June 25, 2018, the Company's shareholders approved an amendment to the Plan to increase the number of shares authorized for issuance under the Plan from 12.0% of the Company's issued and outstanding shares of Class B Common Stock from time to time to 100,000 shares of Class B Common Stock (the "First Plan Amendment"). On May 20, 2019, the Company's stockholders approved another amendment to the Plan to increase the number of shares authorized for issuance under the Plan from 100,000 shares of Class B Common Stock to 200,000 shares of Class B Common Stock (the "Second Plan Amendment"). To date, the vesting of RSU and Option awards for most employees is service / time based, however some senior level employees have been granted awards that include a mix of service based, performance based and market condition-based vesting. Substantially all service/time based RSU and Option awards issued typically vest over a three-year period approximating the following vesting schedule: (i) 20.0% vesting anywhere from eight-months to thirteen month after grant date, (ii) an additional 30.0% during the subsequent twelve months of the initial vesting, and (iii) the final 50.0% during the following twelve months. All performance-based awards and market condition-based awards granted to date have vesting schedules dependent on achieving a particular objective within sixteen (16) months.  The Company estimates the fair value of awards granted under the Plan on the date of grant. Fair value of all awards is based on the share price of the Class B Common Stock on the date of the award, and in the case of options, calculated using the Black-Scholes option valuation model. During the year ended December 31, 2019, the Company granted 80,050 RSUs under the Plan to members of the Board of Directors, officers and employees. More specifically, the Company granted to certain members of management an aggregate of (i) 12,213 performance-based awards that vest after two consecutive quarters of $1.00 or greater operating income and trailing four quarter revenue of $900,000,000 at any time through September 30, 2020, and (ii) 36,938 market-based awards. These awards were terminated on May 27, 2020. Compensation expense for the year ended December 31, 2019 was $3,836,518 and is included in selling, general and administrative expenses in the consolidated statements of operations.  Compensation expense for the year ended December 31, 2018 was $1,657,680 and is included in selling, general and administrative expenses in the consolidated statements of operations. At December 31, 2019, total unrecognized compensation cost related to RSUs was $5,450,009 and the weighted average period over which this cost is expected to be recognized is approximately 0.8 years.

Income Taxes

The Company follows ASC Topic 740, Income Taxes, for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of December 31, 2019, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a fifty percent likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax positions within the next 12 months.

Recent Pronouncements

Adoption of New Accounting Standards.

In January 2017, the FASB issued new guidance, ASU No. 2017-4, Intangibles–Goodwill and Other (Topic 350): Simplifying the test for Goodwill Impairment. This guidance simplifies subsequent goodwill measurement by eliminating Step 2 from the goodwill impairment test. Under this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019 with early adoption permitted for annual goodwill impairment tests performed after January 1, 2017. The standard must be applied prospectively. Upon adoption, the standard will impact how the Company assesses goodwill for impairment. The Company adopted ASU 2017-04 on January 1, 2018 and it did not have a material effect on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) . ASU 2016-02 requires that the rights and obligations created by leases with a duration greater than 12 months be recorded as assets and liabilities on the balance sheet of the lessee. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company has adopted this standard as of January 1, 2019 using the modified retrospective approach for all leases entered into before the effective date. The Company has also elected the option, as permitted in ASU 2018-11, Leases (Topic 842): Targeted Improvements , whereby initial application of the new lease standard would occur at the adoption date and a cumulative-effect adjustment, if any, would be recognized to the opening balance of retained earnings in the period of adoption. For comparability purposes, the Company will continue to comply with previous disclosure requirements in accordance with existing lease guidance for all periods presented in the year of adoption. The Company has elected the practical expedients permitted under the transition guidance which enabled the Company: (1) to carry forward the historical lease classification; (2) not to reassess whether expired or existing contracts are or contain leases; and, (3) not to reassess the treatment of initial direct costs for existing leases. In addition, the Company has made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet. Upon adoption of this standard on January 1, 2019, the Company recognized a total operating lease liability in the amount of $3,118,038, representing the present value of the minimum rental payments remaining as of the adoption date and a right-of-use asset in the amount of $3,114,399. The cumulative effect of this accounting change of $3,639 is included in the accumulated deficit for the year ended December 31, 2019. The standard did not have a material impact on the Company's consolidated statements of operations or statements of cash flows.

In August 2016, the FASB issued an accounting pronouncement (FASB ASU 2016-15) related to the classification of certain cash receipts and cash payments on the statement of cash flows. The pronouncement provides clarification guidance on eight specific cash flow presentation issues that have developed due to diversity in practice. The issues include, but are not limited to, debt prepayment or extinguishment costs, settlement of zero-coupon debt, proceeds from the settlement of insurance claims, and cash receipts from payments on beneficial interests in securitization transactions. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. We adopted this pronouncement for our fiscal year beginning January 1, 2018, and it did not have a material effect on its consolidated financial statements.

In May 2014, the Financial Accounting Standards Board ("FASB") issued a new accounting standard (ASC Topic 606) that amends the accounting guidance on revenue recognition. The new accounting standard is intended to provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices, and improve disclosure requirements. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. The principles in the standard should be applied using a five-step model that includes 1) identifying the contract(s) with a customer, 2) identifying the performance obligations in the contract, 3) determining the transaction price, 4) allocating the transaction price to the performance obligations in the contract, and 5) recognizing revenue when (or as) the performance obligations are satisfied. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the standard amends the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (for example, sales of real estate) to be consistent with the standard's guidance on recognition and measurement (including the constraint on revenue). The FASB also subsequently issued several amendments to the standard, including clarification on principal versus agent guidance, identifying performance obligations, and immaterial goods and services in a contract.

The new accounting standard update must be applied using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which requires additional footnote disclosures). The Company adopted ASC 606, Revenue from Contracts with Customers on January 1, 2018 using the modified retrospective method. Based on the manner in which the Company historically recognized revenue, the adoption of ASC 606 did not have a material impact on the amount or timing of its revenue recognition and the Company recognized no cumulative effect adjustment upon adoption.

Accounting Standards Issued But Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"), which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and earlier adoption is permitted beginning in the first quarter of fiscal 2019. The Company is currently evaluating the impact on its consolidated financial statements and plans to adopt this ASU for its fiscal year beginning January 1, 2020. Finance receivables originated in connection with the Company's vehicle sales are held for sale and are subsequently sold. At December 31, 2019 and 2018, finance receivables were $147,893 and $148,378, respectively.